Shareholder Report	12 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EXCHANGE TRADED CONCEPTS TRUST
Entity Central Index Key	0001452937
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000212575
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Healthcare Technology and Innovation ETF
Trading Symbol	HTEC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ROBO Global® Healthcare Technology and Innovation ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Healthcare Technology and Innovation ETF	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ROBO Global® Healthcare Technology and Innovation ETF - $11142	VettaFi Full World Index (TR) (USD)* - $18157	S&P 500 Index (TR) - $20757
Jun/19	$10000	$10000	$10000
Apr/20	$11317	$9556	$10051
Apr/21	$19098	$14098	$14673
Apr/22	$12732	$13346	$14704
Apr/23	$12460	$13672	$15096
Apr/24	$10809	$16149	$18517
Apr/25	$11142	$18157	$20757

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 43,954,473
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 365,098
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$43,954,473	64	$365,098	35%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Information Technology	1.4%
Consumer Staples	1.6%
Health Care	96.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Guardant Health	2.5%
Alnylam Pharmaceuticals	2.2%
Natera	2.2%
Vertex Pharmaceuticals	2.2%
Boston Scientific	2.1%
Lonza Group	2.1%
Intuitive Surgical	2.1%
Stryker	2.0%
Penumbra	2.0%
Eurofins Scientific	2.0%

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000131868
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Robotics and Automation Index ETF
Trading Symbol	ROBO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ROBO Global® Robotics and Automation Index ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Robotics and Automation Index ETF	$92	0.95%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.95%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ROBO Global® Robotics and Automation Index ETF - $19566	VettaFi Full World Index (TR) (USD)* - $24392	S&P 500 Index (TR) - $31955
Apr/15	$10000	$10000	$10000
Apr/16	$9468	$9513	$10121
Apr/17	$12444	$11027	$11934
Apr/18	$15228	$12640	$13517
Apr/19	$15717	$13390	$15341
Apr/20	$14788	$12837	$15474
Apr/21	$24579	$18940	$22589
Apr/22	$19332	$17929	$22637
Apr/23	$20300	$18368	$23240
Apr/24	$20928	$21695	$28507
Apr/25	$19566	$24392	$31955

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 905,895,050
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 10,510,293
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$905,895,050	76	$10,510,293	36%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Discretionary	1.6%
Short-Term Investments	3.4%
Health Care	6.8%
Information Technology	40.5%
Industrials	50.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Intuitive Surgical	2.0%
Toyota Industries	1.9%
Yokogawa Electric	1.9%
Daifuku	1.8%
FANUC	1.8%
Samsara, Cl A	1.8%
Cadence Design Systems	1.8%
IPG Photonics	1.8%
GEA Group	1.8%
Rockwell Automation	1.7%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials
C000212574
Shareholder Report [Line Items]
Fund Name	ROBO Global<sup style="box-sizing: border-box; color: rgb(28, 132, 196); display: inline; flex-wrap: nowrap; font-size: 17px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; white-space-collapse: preserve-breaks;">®</sup> Artificial Intelligence ETF
Trading Symbol	THNQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the ROBO Global® Artificial Intelligence ETF (the "Fund") for the period from May 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://roboglobaletfs.com/investor-materials. You can also request this information by contacting us at 855-456-ROBO (7626).
Additional Information Phone Number	855-456-ROBO (7626)
Additional Information Website	https://roboglobaletfs.com/investor-materials
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ROBO Global® Artificial Intelligence ETF	$71	0.68%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.68%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	ROBO Global® Artificial Intelligence ETF - $17962	VettaFi Full World Index (TR) (USD)* - $18940	S&P 500 Index (TR) - $20513
May/20	$10000	$10000	$10000
Apr/21	$16555	$14707	$14501
Apr/22	$12350	$13922	$14532
Apr/23	$12118	$14262	$14919
Apr/24	$16711	$16846	$18300
Apr/25	$17962	$18940	$20513

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 161,800,126
Holdings Count | Holding	55
Advisory Fees Paid, Amount	$ 1,034,235
InvestmentCompanyPortfolioTurnover	42.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$161,800,126	55	$1,034,235	42%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Financials	1.1%
Materials	1.4%
Real Estate	1.4%
Industrials	1.5%
Health Care	5.2%
Communication Services	5.6%
Consumer Discretionary	9.8%
Information Technology	73.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Crowdstrike Holdings, Cl A	2.7%
Samsara, Cl A	2.6%
Palo Alto Networks	2.4%
Tempus AI, Cl A	2.3%
Autodesk	2.3%
Amazon.com	2.2%
Advanced Micro Devices	2.2%
Cloudflare, Cl A	2.2%
Microsoft	2.2%
NVIDIA	2.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	855-456-ROBO (7626)
Updated Prospectus Web Address	https://roboglobaletfs.com/investor-materials